Leases Summary of Lease Expense Components, Supplemental Cash Flow Information and Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 1,140
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 799
Operating Lease, Right-of-Use Asset	1,359
Operating Lease, Payments	762
Operating Lease, Expense	760	1,019
Short-term Lease, Cost	79	25
Lease, Cost	839	1,044
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	2,055
Operating Lease, Liability, Current	760
Operating Lease, Liability, Noncurrent	634
Operating Lease, Liability	$ 1,394
Operating Lease, Weighted Average Remaining Lease Term	1 year 11 months
Operating Lease, Weighted Average Discount Rate, Percent	6.50%
Lessee, Operating Lease, Liability, Payments, Due in Rolling Year Two	$ 567
Lessee, Operating Lease, Liability, Payments, Due Year Three	90
Lessee, Operating Lease, Liability, Payments, Due Year Four	0
Lessee, Operating Lease, Liability, Payments, Due Year Five	0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0
Lessee, Operating Lease, Liability, Payments, Due	1,456
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 62
Operating Leases, Future Minimum Payments, Due in Two Years		1,003
Operating Leases, Future Minimum Payments, Due in Three Years		559
Operating Leases, Future Minimum Payments, Due in Four Years		0
Operating Leases, Future Minimum Payments, Due in Five Years		0
Operating Leases, Future Minimum Payments, Due Thereafter		0
Operating Leases, Future Minimum Payments Due		$ 2,702